Segment Reporting - Net Sales by Groups of Products (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net sales by groups of products
Net revenue	€ 6,591,977	€ 6,063,967	€ 4,933,118
Haemoderivatives
Net sales by groups of products
Net revenue	5,558,301	5,005,382	3,814,983
Transfusional medicine
Net sales by groups of products
Net revenue	648,479	640,604	712,238
Other diagnostic
Net sales by groups of products
Net revenue	21,790	21,740	23,625
Bio supplies
Net sales by groups of products
Net revenue	159,957	146,076	115,811
Others
Net sales by groups of products
Net revenue	€ 203,450	€ 250,165	€ 266,461